19. Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfProvisionsLineItems [Line Items]
Provisions	R$ 1,078,451	R$ 993,625
Escrow deposits	(42,643)	(100,763)
Total	1,035,808	892,862
Current	550,247	458,387
Noncurrent	485,561	434,475
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	253,665	290,649
Escrow deposits	(9,973)	(43,841)
Total	243,692	246,808
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	153,654	67,985
Escrow deposits	(298)	(24,380)
Total	153,356	43,605
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	93,910	98,302
Escrow deposits	(16,496)	(13,519)
Total	77,414	84,783
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	59,143	63,335
Escrow deposits	(3,518)	(8,091)
Total	55,625	55,244
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	325,129	302,935
Escrow deposits	(12,329)	(10,932)
Total	312,800	292,003
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	192,950	170,419
Escrow deposits	(29)	0
Total	192,921	170,419
Current
SummaryOfProvisionsLineItems [Line Items]
Provisions	550,247	458,387
Escrow deposits	0	0
Total	550,247	458,387
Noncurrent
SummaryOfProvisionsLineItems [Line Items]
Provisions	528,204	535,238
Escrow deposits	(42,643)	(100,763)
Total	R$ 485,561	R$ 434,475